Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (Losses) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Losses) Per Share

The following table sets forth the computation of basic and diluted earnings (losses) per share:

	Year Ended December 31,
	2025	2024	2023
Numerator for basic and diluted earnings (losses) per share:

Net loss	$(13,518)	$(16,800)	$(64,351)

Weighted average ordinary shares outstanding:

Denominator for basic losses per share	45,244,517	47,482,820	49,160,266

Denominator for diluted losses per share	45,244,517	47,482,820	49,160,266

Basic losses per share	$(0.30)	$(0.35)	$(1.31)

Diluted losses per share	$(0.30)	$(0.35)	$(1.31)